Semiannual Report


EMERGING
MARKETS
STOCK FUND

---------------
April 30, 1997
---------------


[LOGO OF T. ROWE PRICE APPEARS HERE]

   REPORT HIGHLIGHTS
   ---------------------------------------------------------------------------
 . Emerging stock markets performed well overall during the past six months, with Latin America and Russia generating the best results and Asia the weakest.

 . The fund's return of 11% surpassed the MSCI Emerging Markets Free Index but trailed the Lipper Emerging Markets Funds Average.

 . Performance was split about evenly between country allocation and stock selection.

 . We trimmed Asian positions and redeployed proceeds into Latin American stocks, particularly those of Brazil.

 . We remain optimistic about the prospects for capital appreciation in emerging markets and believe that investment flows into these regions will stay buoyant.

FELLOW SHAREHOLDERS


World stock markets were volatile following the Federal Reserve's decision to raise a key short-term interest rate by 25 basis points in March. Emerging markets weathered the storm relatively well, with Latin America hardly blinking after its appreciation earlier this year, emerging European markets led by Russia powering ahead, and Asia generating the weakest performance overall.


      ----------------------
      PERFORMANCE COMPARISON
      --------------------------------------------------------

      Periods Ended 4/30/97              6 Months    12 Months
      ---------------------------------------------------------
      Emerging Markets Stock Fund          11.10%        6.24%
      .........................................................
      MSCI Emerging Markets
      Free Index                           10.98         4.29
      .........................................................
      Lipper Emerging Markets
      Funds Average                        14.60         9.25
      .........................................................

       Your fund posted solid returns for the six months ended April 30, 1997, although results for the full year were lackluster due to poor performance six months earlier. However, returns did surpass those of the MSCI Emerging Markets Free Index during both periods, although they trailed the Lipper average for similar funds.

       The fund's gain can be attributed about evenly to country allocation and stock selection. At the country level, the biggest benefits came from being overweighted in China and Brazil, which in dollar terms rose 44% and 38%, respectively, during the past six months. We were also only mildly exposed to the poorly performing markets of Thailand, the Philippines, and Indonesia. A major drag on performance came from being underweighted in India, where we only recently received foreign investor status, and Taiwan where foreign access is also difficult. At the stock level, large positions in Brazilian utilities and our avoidance of property-related woes in Asia were beneficial.

       We trimmed positions across Asia in the past few months, especially in Malaysia, the Philippines, and Thailand. Tight monetary policies after years of extraordinary growth have fostered subdued growth prospects and some property value concerns. We redeployed proceeds from those sales into Latin America, most notably Brazil.

   MARKET REVIEW

       During the past few months there were further signs of free market advances in many areas. In parts of Eastern Europe, privatization programs continued apace, and Russia talked about scrapping its politically sensitive housing subsidies. In Latin America, needed reforms moved forward, and Brazil started to tackle structural fiscal issues in particular. Asia has always been pro-business, but China's recent attempts to reinvigorate its state-owned enterprises are encouraging. The world is becoming ever more open, and we are confident that the trend toward reform will remain in place, enabling emerging markets to flourish.


   ------------------
   MARKET PERFORMANCE
   ---------------------------------------------------------

   (In U.S. Dollar Terms)
   Periods Ended 4/30/97              6 Months    12 Months
   ---------------------------------------------------------
   Argentina                            28.39%       24.24%
   .........................................................

   Brazil                               38.45        65.12
   .........................................................

   Chile                                 5.13         4.63
   .........................................................

   China (Free)                         43.89        41.79
   .........................................................

   Israel (Nondomestic)                 10.57       -19.86
   .........................................................

   Malaysia                             -6.41        -7.23
   .........................................................

   Mexico                               17.13        11.44
   .........................................................

   Poland                                7.69        15.09
   .........................................................

   South Africa                          9.78        -0.44
   .........................................................

   Thailand                            -25.81       -49.99
   .........................................................

   Source: FAME Information Services, Inc.; based on MSCI indices.

       Far East

       Asia was generally disappointing, although the so-called triangle consisting of China, Hong Kong, and Taiwan appeared to be in better economic shape than many other countries in the region. China started a reflation drive with urban inflation at a modest level. Politically, the country seems to have coped smoothly with the passing of paramount leader Deng Xiaoping. Jiang Zemin took over the reins of government, and all signs point to a continuation of market-driven and open-door economic policies. The transfer of sovereignty in Hong Kong will take place in July, and China's domestic markets have responded with exuberance. Taiwan also benefited from its many investments in China, and the electronics sector is once again booming due to the recovery in memory chip prices and global growth in personal computer sales.

       The rest of Asia did not present such a happy picture. Exports languished, monetary policy tightened, and many governments imposed strict limits on borrowing to finance property purchases or development. Worst hit was Thailand where the vast oversupply of commercial property and subsequent price declines led to the virtual bankruptcy of one of the country's largest finance companies. The market declined 26% in dollar terms during the past six months, although we fortunately identified problems there early and have only 2% of assets invested in this market.

       Asia still retains many attractive characteristics: its generally pro-business policies, disciplined and well-educated work forces, and high savings rates. The region's prospects, therefore, remain bright over the longer term, but since Asia is the most expensive of the major emerging markets, it could underperform for a while longer.

[PIE CHART APPEARS HERE]


---------------------------
GEOGRAPHIC DIVERSIFICATION
-----------------------------------------------------------------------
                                      Based on net assets as of 4/30/97
Latin America                              42%
Far East                                   38%
Europe                                      7%
Africa and the Middle East                  6%
Other and Reserves                          7%

       Latin America

       Latin American markets were extremely strong, with Brazil up 38%, Argentina 28%, Mexico 17%, and Chile a less robust 5%, all in dollar terms. Interest rates were the major driver behind the region's markets, where the yield on Mexican 365-day Cetes fell by over three percentage points as inflation continued to moderate. We still feel that real interest rates of around 600 basis points (6%) should be achievable over the medium term.

       Confidence around the region continued to grow, with exports especially strong in Mexico in sharp contrast to the developing economies of Asia. NAFTA was certainly part of the picture, but a newly competitive export sector following the sharp devaluations of 1994 and 1995 also helped. While Brazilian exports were not as strong, worsening the country's trade picture, its economic reforms remained on track and will be put to the test in the forthcoming elections. Similarly, politics will play an important role in Mexico with major Congressional elections scheduled in July. While it is possible that the reigning PRI party may lose power, we do not expect the country's economic direction to change significantly.

       Eastern Europe, the Middle East, and Africa

       The markets of Emerging Europe, the Middle East, and Africa turned in mixed performances. At the top of the pack was Russia, which rose by more than 75% in the past six months as Yeltsin's government grew increasingly market-friendly. Hungary also continued to perform well, and its economy exhibited signs of reaccelerating, albeit from a depressed base. By contrast, the stock market in the Czech Republic fell further as the government of Vaclav Klaus continued to tighten monetary policy to rein in inflation. After having been the pioneer of Eastern European reform, this country recently experienced a bit of a setback, and many companies reported disappointing earnings.


-------------------------
INDUSTRY DIVERSIFICATION
--------------------------------------------------------

                               Percent of  Percent of
                               Net Assets  Net Assets
                                 10/31/96     4/30/97
--------------------------------------------------------
Services                             23.7%        26.9%
 ........................................................

Finance                              27.0         16.1
 ........................................................

Energy                                9.7         15.8
 ........................................................

Consumer Goods                       14.5         12.8
 ........................................................

Materials                            15.8         12.6
 ........................................................

Multi-industry                        3.1          5.5
 ........................................................

Capital Equipment                     4.3          3.2
 ........................................................

All Other                             0.5          0.3
 ........................................................

Reserves                              1.4          6.8
--------------------------------------------------------

Total                               100.0        100.0%

       The markets of Greece and Turkey were both strong, although Turkey gave back some of its gains during the last couple of months. Turkish inflation was a problem, with the government still spending an excessive amount of national wealth on the military. We currently have no holdings in either country but will monitor developments for possible future investment.

       South African stocks were up 10% in dollar terms during the past six months. However, we remained underweighted there since we believe the reform process is being held hostage to politics, and the large web of cross holdings among South African corporations makes it hard to identify true value among individual companies.


OUTLOOK

       It is too early to tell whether the recent monetary tightening in the U.S. is the first of several moves or a successful preemptive strike against inflation. To a great extent, future action will influence the course of world markets for the balance of the year. We believe that worldwide inflation remains benign at the moment and that little more in the way of further tightening is required.

       We remain broadly optimistic about the prospects for emerging markets going forward and believe that investment flows into the equities of these regions will stay buoyant. In support of this view, we point to accelerating growth prospects underpinned by a gradual but well-entrenched reform process across Latin America and parts of Eastern Europe. Growth should remain superior in emerging markets, and valuations, despite strong price moves, are still well below those in the developed world. Particularly noteworthy in this regard are the markets of Latin America and the more recently liberalized markets of Europe. As ever, emerging markets should remain volatile, so we will continue to approach them in a well-diversified manner.



       Respectfully submitted,

       /s/ Martin G. Wade


       Martin G. Wade
       President

       May 19, 1997

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
-------------------------------------------------------------------------------

      TWENTY-FIVE LARGEST HOLDINGS
                                                             Percent of
                                                             Net Assets
                                                                4/30/97
      ----------------------------------------------------------------------
      Telecomunicacoes Brasileiras, Brazil                          5.2%
      ......................................................................
      Telefonos de Mexico, Mexico                                   2.7
      ......................................................................
      Huaneng Power International, China                            2.6
      ......................................................................
      United Engineers, Malaysia                                    2.6
      ......................................................................
      Tanjong, Malaysia                                             1.8
      ----------------------------------------------------------------------

      Eletrobras, Brazil                                            1.8
      ......................................................................
      Samsung Electronic, South Korea                               1.7
      ......................................................................
      Cemex, Mexico                                                 1.7
      ......................................................................
      Renong, Malaysia                                              1.5
      ......................................................................
      Telecomunicacoes de Sao Paulo, Brazil                         1.5
      ----------------------------------------------------------------------

      Brahma, Brazil                                                1.5
      ......................................................................
      Berjaya Sports Toto, Malaysia                                 1.4
      ......................................................................
      Blue Square, Israel                                           1.4
      ......................................................................
      Elite Industries, Israel                                      1.4
      ......................................................................
      Telefonica de Argentina, Argentina                            1.4
      ----------------------------------------------------------------------

      Multi-Purpose Holdings, Malaysia                              1.3
      ......................................................................
      Cia Energetica Minas Gerais, Brazil                           1.3
      ......................................................................
      Korea Electric Power, South Korea                             1.3
      ......................................................................
      YPF Sociedad Anonima, Argentina                               1.3
      ......................................................................
      Cifra, Mexico                                                 1.2
      ----------------------------------------------------------------------

      Perez Companc, Argentina                                      1.2
      ......................................................................
      Petrol Brasileiros, Brazil                                    1.1
      ......................................................................
      Mahanagar Telephone, India                                    1.1
      ......................................................................
      Commerce Asset Holdings, Malaysia                             1.0
      ......................................................................
      Usiminas, Brazil                                              1.0
      ----------------------------------------------------------------------

      Total                                                        42.0%

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
-------------------------------------------------------------------------------

       This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

       EMERGING MARKETS STOCK FUND
       -------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                    MSCI            Lipper
                                   Emerging        Emerging        Emerging
                                 Markets Free    Markets Funds      Markets
                      Date          Index          Average        Stock Funds
                     3/31/95        10,000          10,000         10,000
                      Apr-95        10,449          10,397         10,460
                      Apr-96        11,951          12,027         12,131
                      Apr-97        12,464          12,999         12,888

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
-------------------------------------------------------------------------------

       This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                          Since   Inception
       Periods Ended 4/30/97                 1 Year   Inception        Date
       ----------------------------------------------------------------------
       Emerging Markets Stock Fund            6.24%     12.96%      3/31/95
       ......................................................................

       Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------
Unaudited

---------------------
FINANCIAL HIGHLIGHTS                                For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------

                                                  6 Months                Year             3/31/95
                                                     Ended               Ended                  to
                                                   4/30/97            10/31/96            10/31/95

  NET ASSET VALUE
  Beginning of period                           $    11.59          $    10.48          $    10.00
                                                .....................................................

  Investment activities
    Net investment income                             0.04                0.02*               0.02*
    Net realized and
    unrealized gain (loss)                            1.20                1.08                0.44
                                                .....................................................

    Total from
    investment activities                             1.24                1.10                0.46
                                                .....................................................

  Distributions
    Net investment income                            (0.04)              (0.01)                  -
    Net realized gain                                (0.30)                  -                   -
                                                .....................................................
    Total distributions                              (0.34)              (0.01)                  -
                                                .....................................................
  Redemption fees added
  to paid-in-capital                                  0.02                0.02                0.02
                                                .....................................................


  NET ASSET VALUE
  End of period                                 $    12.51          $    11.59          $    10.48
                                                =====================================================


  Ratios/Supplemental Data

  Total return                                       11.10%              10.69%*              4.80%*
  ...................................................................................................
  Ratio of expenses to
  average net assets                                  1.75%+              1.75%*              1.75%+*
  ...................................................................................................
  Ratio of net investment
  income to average
  net assets                                          0.82%+              0.44%*              0.54%+*
  ...................................................................................................
  Portfolio turnover rate                             41.2%+              41.7%               28.8%+
  ...................................................................................................
  Average commission rate paid                  $   0.0004          $   0.0004          $        -
  ...................................................................................................
  Net assets, end of period
  (in thousands)                                $  121,226          $   67,896          $   14,399
  ...................................................................................................


* Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through 10/31/98.
+ Annualized.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------
Unaudited                                                        April 30, 1997


------------------------
STATEMENT OF NET ASSETS                                                 Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       ARGENTINA  5.5%

       Common Stocks  5.5%

       Banco de Galicia Buenos Aires (Class B) ADR (USD)                    21,165   $         515
       ..............................................................................................
       Banco Frances del Rio ADR (USD)                                      23,320             708
       ..............................................................................................
       Perez Companc (Class B)                                             179,990           1,460
       ..............................................................................................
       Sociedad Comercial del Plata ADR (144a) (USD)                         9,800             298
       ..............................................................................................
       Telecom Argentina Stet (Class B) ADR (USD)                            6,520             326
       ..............................................................................................
       Telefonica de Argentina (Class B) ADR (USD)                          50,000           1,663
       ..............................................................................................
       Transportadora de Gas del Sur ADS (USD)                              10,500             131
       ..............................................................................................
       YPF Sociedad Anonima (Class D) ADR (USD)                             55,680           1,538
       ..............................................................................................
       Total Argentina (Cost $5,770)                                                         6,639
                                                                                     ................
       BRAZIL  21.1%

       Common Stocks  3.1%

       Cia Paranaense de Energia Copel                                  18,278,000             282
       ..............................................................................................
       Cia Paulista de Forca e Luz                                       1,397,000             217
       ..............................................................................................
       Companhia de Electricidade do Estado de Rio de Janeiro *        318,228,000             201
       ..............................................................................................
       Companhia Siderurgica Nacional                                   26,598,000             950
       ..............................................................................................
       Eletrobras ADR (USD) *                                               95,931           2,170
       ..............................................................................................
                                                                                             3,820
                                                                                     ................
       Preferred Stocks  18.0%

       Banco Bradesco                                                  138,580,455           1,147
       ..............................................................................................
       Banco Itau                                                        1,474,960             797
       ..............................................................................................
       Brahma                                                            2,627,141           1,787
       ..............................................................................................
       Brasmotor                                                           750,000             180
       ..............................................................................................
       Centrais Electricas de Santa Catarina *                             149,000             210
       ..............................................................................................
       Cia Brasileira de Petroleo Ipiranga                              11,360,000             177
       ..............................................................................................
       Cia Cimento Portland Itau                                         2,541,858             896
       ..............................................................................................
       Cia Energetica Minas Gerais                                      34,642,745           1,580
       ..............................................................................................
       Cia Tecidos Norte de Minas                                        1,066,583             447
       ..............................................................................................
       Electricidade de Sao Paulo *                                      1,300,000             261
       ..............................................................................................
       Globex Utilidades                                                    17,000             304
       ..............................................................................................
       Lojas Americanas *                                               30,393,000             432
       ..............................................................................................
       Lojas Renner                                                      5,900,000             355
       ..............................................................................................
       Pao de Acucar GDR (USD)                                              14,000             276
       ..............................................................................................
       Petrol Brasileiros                                                6,322,000           1,332
       ..............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------


                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands

       Telecomunicacoes Brasileiras ADR (USD)                               54,839   $       6,293
       .............................................................................................
       Telecomunicacoes de Minas Gerais                                  4,162,000             663
       .............................................................................................
       Telecomunicacoes de Sao Paulo                                     6,311,751           1,792
       .............................................................................................
       Telecomunicacoes do Parana                                          300,000             206
       .............................................................................................
       Telecomunicacoes do Rio de Janeiro                                3,340,000             556
       .............................................................................................
       Unibanco                                                         23,800,000             879
       .............................................................................................
       Usiminas                                                      1,011,605,110           1,198
       .............................................................................................
                                                                                            21,768
                                                                                     ...............
       Total Brazil (Cost $20,585)                                                          25,588
                                                                                     ...............


       CHILE  4.0%

       Common Stocks  4.0%

       Chilectra ADR (144a) (USD)                                           13,409             825
       .............................................................................................
       Chilgener ADS (USD)                                                  25,956             740
       .............................................................................................
       Compania Cervecerias Unidas ADS (USD)                                14,214             316
       .............................................................................................
       Compania de Telecomunicaciones de Chile ADR (USD)                    23,182             750
       .............................................................................................
       Empresa Nacional de Electricidad ADS (USD)                           57,676           1,110
       .............................................................................................
       Enersis ADS (USD)                                                    25,482             803
       .............................................................................................
       Santa Isabel ADR (USD)                                                5,395             131
       .............................................................................................
       Sociedad Quimica Minera de Chile (Class B) ADR (USD)                  2,380             141
       .............................................................................................
       Total Chile (Cost $4,461)                                                             4,816
                                                                                     ...............


       CHINA  5.1%

       Common Stocks  5.0%

       China Pharmaceutical (HKD)                                          248,000              48
       .............................................................................................
       Guangshen Railway (HKD)                                             460,000             220
       .............................................................................................
       Huaneng Power International (Class N) ADR (USD)*                    130,000           3,153
       .............................................................................................
       Maanshan Iron & Steel (HKD)                                         906,000             199
       .............................................................................................
       Shanghai Diesel Engine (Class B) (USD)*                             861,600             420
       .............................................................................................
       Shanghai New Asia (Class B) (USD)                                 1,072,000             628
       .............................................................................................
       Shanghai Petrochemical (Class H) (HKD)                            2,288,000             567
       .............................................................................................
       Shenzhen Expressway (Class H) (HKD)*                                770,000             253
       .............................................................................................
       Yizheng Chemical Fibre (Class H) (HKD)                            2,670,000             524
       .............................................................................................
                                                                                             6,012
                                                                                     ...............


T. ROWE PRICE EMERGING MARKETS STOCK FUND
----------------------------------------------------------------------------------------------------


                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Convertible Bonds 0.1%

       Qingling Motors, 3.50%, 1/22/02                          USD        175,000   $         172
       .............................................................................................
                                                                                               172
                                                                                     ...............
       Total China (Cost $5,803)                                                             6,184
                                                                                     ...............


       CZECH REPUBLIC 0.9%


       Common Stocks 0.9%

       IPS Praha*                                                           59,730             454
       .............................................................................................
       SPT Telecom*                                                          6,050             639
       .............................................................................................
       Total Czech Republic (Cost $1,191)                                                    1,093


       FRANCE 0.4%


       Common Stocks 0.4%

       Cofinec GDS (USD)*                                                   16,390             471
       .............................................................................................
       Total France (Cost $676)                                                                471
                                                                                     ...............


       HUNGARY 0.8%


       Common Stocks 0.8%

       Graboplast Textile                                                   10,252             470
       .............................................................................................
       Richter Gedeon                                                          570              43
       .............................................................................................
       Richter Gedeon GDS (USD)                                              6,330             478
       .............................................................................................
       Total Hungary (Cost $501)                                                               991
                                                                                     ...............


       INDIA 4.0%


       Common Stocks 4.0%

       Gujarat Ambuja Cement GDR (USD)                                      70,000             709
       .............................................................................................
       Hindalco GDR (USD)                                                   16,650             541
       .............................................................................................
       Hindustan Lever                                                      16,500             508
       .............................................................................................
       Hindustan Petroleum                                                  44,800             523
       .............................................................................................
       Housing Development Finance                                           1,400             125
       .............................................................................................
       ITC GDR (USD)*                                                       15,000             210
       .............................................................................................
       Indian Hotels GDR (USD)*                                             10,000             237
       .............................................................................................
       Industrial Credit & Investment Corporation of India                 198,450             323
       .............................................................................................
       Mahanagar Telephone                                                 155,000           1,286
       .............................................................................................
       State Bank of India                                                  13,000             117
       .............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------

                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Tata Engineering & Locomotive GDR (USD)                              25,000   $         316
       .............................................................................................
       Total India (Cost $4,555)                                                             4,895
                                                                                     ...............

       INDONESIA 1.1%

       Common Stocks, Rights, and Warrants 1.1%

       Bank International Indonesia*                                       115,231              83
       .............................................................................................
       Bank International Indonesia, Warrants, 1/17/00*                     23,040               8
       .............................................................................................
       Indofoods Sukses Makmur*                                             33,000              68
       .............................................................................................
       Indofoods Sukses Makmur, Rights, 6/4/97*                             10,400               6
       .............................................................................................
       Indorama Synthetic*                                                  12,800              10
       .............................................................................................
       Indosat                                                              94,000             259
       .............................................................................................
       Indosat (Class B) ADR (USD)                                           5,500             151
       .............................................................................................
       Telekom Indonesia (Class B)                                         184,000             267
       .............................................................................................
       Telekom Indonesia (Class B) ADS (USD)                                17,300             493
       .............................................................................................
       Total Indonesia (Cost $1,464)                                                         1,345
                                                                                     ...............

       ISRAEL 3.7%

       Common Stocks 3.7%

       Blue Square*                                                        171,390           1,718
       .............................................................................................
       Elco Holdings                                                        41,441             276
       .............................................................................................
       Elite Industries                                                     65,552           1,676
       .............................................................................................
       Teva Pharmaceutical ADR (USD)                                        16,490             837
       .............................................................................................
       Total Israel (Cost $3,528)                                                            4,507
                                                                                     ...............

       MALAYSIA 15.8%

       Common Stocks and Rights 15.5%

       Arab Malaysian Finance                                              194,000             425
       .............................................................................................
       Arab Malaysian Finance, Rights, 5/9/97*                             194,000               0
       .............................................................................................
       Berjaya Group                                                       281,000             331
       .............................................................................................
       Berjaya Sports Toto                                                 363,000           1,735
       .............................................................................................
       Commerce Asset Holdings                                             206,000           1,231
       .............................................................................................
       Guinness Anchor Bond                                                127,000             281
       .............................................................................................
       Hong Leong Credit                                                    30,000             155
       .............................................................................................
       Hume Industries                                                      35,000             187
       .............................................................................................
       IJM                                                                  83,000             182
       .............................................................................................
       Intiplus                                                            569,000             861
       .............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------

                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       MBF Capital                                                         480,000   $         711
       .............................................................................................
       MNI Holdings                                                         75,000             358
       .............................................................................................
       Malaysian Assurance Alliance                                         83,000             446
       .............................................................................................
       Multi-Purpose Holdings                                              788,000           1,287
       .............................................................................................
       Phileo Allied                                                       286,000             570
       .............................................................................................
       RJ Reynolds                                                         122,000             248
       .............................................................................................
       Renong                                                            1,340,000           1,836
       .............................................................................................
       Resorts World                                                       313,000           1,153
       .............................................................................................
       Tanjong                                                             600,000           2,175
       .............................................................................................
       Technology Resources Industries*                                    316,000             579
       .............................................................................................
       Time Engineering                                                    500,000             916
       .............................................................................................
       United Engineers                                                    440,000           3,119
       .............................................................................................
                                                                                            18,786
                                                                                     ...............

       Preferred Stocks 0.3%

       Multi-Purpose Holdings, Cv. Loan Stock, 3.00%, 1/13/02              788,000             294
       .............................................................................................
       Renong, Cv. Loan Stock, 4.00%, 5/21/01                               37,400              13
       .............................................................................................
                                                                                               307
                                                                                     ...............
       Total Malaysia (Cost $21,237)                                                        19,093
                                                                                     ...............

       MEXICO 10.6%

       Common Stocks 10.6%

       Apasco                                                               26,000             154
       .............................................................................................
       Cemex (Class B)                                                     499,540           1,836
       .............................................................................................
       Cemex ADR (USD)                                                       3,380              25
       .............................................................................................
       Cemex ADS (USD)                                                      33,728             223
       .............................................................................................
       Cifra (Class B) ADR (USD)                                           973,470           1,465
       .............................................................................................
       Corporacion Geo*                                                     47,000             218
       .............................................................................................
       Fomentos Economico Mexicano (Class B)                               104,952             493
       .............................................................................................
       Gruma (Class B)*                                                     61,548             290
       .............................................................................................
       Grupo Elektra                                                        45,000             421
       .............................................................................................
       Grupo Financiero Banamex (Class B)*                                 355,000             760
       .............................................................................................
       Grupo Financiero Inbursa (Class B)                                   60,000             205
       .............................................................................................
       Grupo Industrial Maseca (Class B)*                                  365,000             356
       .............................................................................................
       Grupo Modelo (Class C)                                              113,000             685
       .............................................................................................
       Grupo Televisa GDR (USD)*                                            13,750             318
       .............................................................................................
       Kimberly-Clark Mexico (Class A)                                     225,000             818
       .............................................................................................
       Panamerican Beverages (Class A) (USD)                                38,380           1,113
       .............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------

                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Pepsi-Gemex*                                                        126,000   $         243
       .............................................................................................
       Telefonos de Mexico (Class L) ADR (USD)                              78,995           3,259
       .............................................................................................
       Total Mexico (Cost $12,337)                                                          12,882
                                                                                     ...............

       PERU 0.7%

       Common Stocks 0.7%

       Credicorp (USD)                                                       9,600             202
       .............................................................................................
       Telefonica del Peru (Class B) ADS (USD)                              26,020             624
       .............................................................................................
       Total Peru (Cost $810)                                                                  826
                                                                                     ...............

       PHILIPPINES 2.2%

       Common Stocks 2.2%

       Ayala Land (Class B)                                                117,500              85
       .............................................................................................
       Bank of the Philippine Islands                                       40,000             215
       .............................................................................................
       First Philippine Holdings (Class B)                                  75,050             131
       .............................................................................................
       La Tondena Distillers                                                92,000             211
       .............................................................................................
       Philippine Long Distance Telephone                                    8,000             456
       .............................................................................................
       Philippine Long Distance Telephone ADS (USD)                         15,000             836
       .............................................................................................
       Philippine National Bank*                                            13,750              90
       .............................................................................................
       San Miguel (Class B)                                                 87,000             251
       .............................................................................................
       Southeast Asia Cement*                                            3,587,560             166
       .............................................................................................
       Universal Robina                                                    423,000             156
       .............................................................................................
       William Gothong & Aboitiz*                                          930,000              84
       .............................................................................................
       Total Philippines (Cost $3,494)                                                       2,681
                                                                                     ...............

       POLAND 2.0%

       Common Stocks  2.0%

       Bank Rozwoju Eksportu*                                               27,640             660
       .............................................................................................
       Bank Slaski                                                           7,950             675
       .............................................................................................
       Gorazdze                                                             31,704           1,062
       .............................................................................................
       Total Poland (Cost $2,194)                                                            2,397
                                                                                     ...............

       PORTUGAL 1.7%

       Common Stocks and Warrants  1.7%
       Jeronimo Martins*                                                    17,479           1,046
       .............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------


                                                                         Shares/Par          Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Jeronimo Martins, Warrants, 9/15/03*                                  1,456   $          26
       .............................................................................................
       Portugal Telecom                                                     27,000             995
       .............................................................................................
       Total Portugal (Cost $1,572)                                                          2,067
                                                                                     ...............

       RUSSIA 1.1%

       Common Stocks 1.1%

       Lukoil ADR (USD)                                                     11,288             632
       .............................................................................................
       Rao Gazprom ADS (USD)*                                               46,844             731
       .............................................................................................
       Total Russia (Cost $1,216)                                                            1,363
                                                                                     ...............

       SOUTH AFRICA 2.1%

       Common Stocks 2.1%

       Barlow Limited                                                       61,300             675
       .............................................................................................
       Murray & Roberts Holdings                                            64,100             200
       .............................................................................................
       Sasol                                                                64,200             823
       .............................................................................................
       South African Breweries ADR (USD)                                    28,600             833
       .............................................................................................
       Speciality Stores                                                     1,200               1
       .............................................................................................
       Speciality Stores (Class N)                                          15,600              11
       .............................................................................................
       Total South Africa (Cost $2,514)                                                      2,543
                                                                                     ...............

       SOUTH KOREA 4.7%

       Common Stocks 4.7%

       Cho Hung Bank                                                        68,400             373
       .............................................................................................
       Kook Min Bank                                                        27,917             535
       .............................................................................................
       Korea Electric Power                                                 52,110           1,554
       .............................................................................................
       Pohang Iron & Steel                                                   6,405             466
       .............................................................................................
       Samsung Electronic                                                   25,674           2,110
       .............................................................................................
       Shinhan Bank                                                         42,740             649
       .............................................................................................
       Total South Korea (Cost $6,284)                                                       5,687
                                                                                     ...............

       TAIWAN 3.5%

       Common Stocks 3.5%

       Bank Sino Pacific*                                                  390,320             388
       .............................................................................................
       Chayang Sheng Dyei*                                                 135,000             193
       .............................................................................................
       China Steel                                                         144,000             154
       .............................................................................................

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Compeq Manufacturing                                                 51,000   $         363
       .............................................................................................
       Delpha Construction*                                                187,000             285
       .............................................................................................
       Hung Poo Construction*                                               87,000             234
       .............................................................................................
       Taichung Business Bank*                                             132,000             287
       .............................................................................................
       Taishin International Bank*                                         383,000             416
       .............................................................................................
       Tong Lung Metal*                                                    248,000             423
       .............................................................................................
       United World Chinese*                                                22,000              57
       .............................................................................................
       Yageo*                                                              219,000             772
       .............................................................................................
       Yieh Phui Enterprise*                                               419,000             612
       .............................................................................................
       Total Taiwan (Cost $3,932)                                                            4,184
                                                                                     ...............

       THAILAND 2.0%

       Common Stocks 2.0%

       Advanced Information Service                                         70,000             466
       .............................................................................................
       Bangkok Bank                                                         83,700             775
       .............................................................................................
       PTT Exploration & Production*                                        25,000             320
       .............................................................................................
       Siam Cement                                                          16,100             431
       .............................................................................................
       Thai Farmers Bank                                                    80,000             484
       .............................................................................................
       Total Thailand (Cost $3,617)                                                          2,476
                                                                                     ...............

       VENEZUELA 0.2%

       Common Stocks 0.2%

       Compania Anonima Nacional Telefonos
           de Venezuela (Class D) ADR (USD)*                                 9,000             270
       .............................................................................................
       Total Venezuela (Cost $281)                                                             270
                                                                                     ...............

       SHORT-TERM INVESTMENTS 5.7%

       Commercial Paper 5.7%

       Asset Securitization Cooperative, 4(2), 5.52%, 5/15/97       $    2,000,000           1,996
       .............................................................................................
       Falcon Asset Securitization, 4(2), 5.55%, 6/3/97                  2,000,000           1,990
       .............................................................................................
       Investments in Commercial Paper
             through a Joint Account, 5.60%, 5/1/97                      2,918,583           2,918
       .............................................................................................
       Total Short-Term Investments (Cost $6,904)                                            6,904
                                                                                     ...............

T. ROWE PRICE EMERGING MARKETS STOCK FUND
-------------------------------------------------------------------------------


                                                                                             Value
---------------------------------------------------------------------------------------------------
                                                                                      In thousands
Total Investments in Securities
98.9% of Net Assets (Cost $114,926)                                                  $     119,902

Other Assets Less Liabilities                                                                1,324
                                                                                     ...............

NET ASSETS                                                                           $     121,226
                                                                                     ===============
Net Assets Consist of:

Accumulated net investment income - net of distributions                             $         352
Accumulated net realized gain/loss - net of distributions                                     (547)
Net unrealized gain (loss)                                                                   4,949

Paid-in-capital applicable to 9,687,663 shares of $0.01 par
value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized                                                              116,472
                                                                                     ...............

NET ASSETS                                                                           $     121,226
                                                                                     ===============

NET ASSET VALUE PER SHARE                                                            $       12.51
                                                                                     ===============

   * Non-income producing
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.9% of net assets.
 HKD Hong Kong dollar
 USD U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------
Unaudited


------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------
In thousands
                                                                                         6 Months
                                                                                            Ended
                                                                                          4/30/97
        Investment Income

        Income
          Dividend (net of foreign taxes of $60)                                    $       1,008
          Interest                                                                            190
                                                                                    ...............
          Total income                                                                      1,198
                                                                                    ...............
        Expenses
          Investment management                                                               502
          Shareholder servicing                                                               149
          Custody and accounting                                                               74
          Registration                                                                         28
          Prospectus and shareholder reports                                                    8
          Legal and audit                                                                       7
          Directors                                                                             4
          Miscellaneous                                                                         6
          Reimbursed to manager                                                                37
                                                                                    ...............
          Total expenses                                                                      815
                                                                                    ...............
        Net investment income                                                                 383
                                                                                    ...............
        Realized and Unrealized Gain (Loss)

        Net realized gain (loss)
          Securities                                                                         (200)
          Foreign currency transactions                                                      (101)
                                                                                    ...............
          Net realized gain (loss)                                                           (301)
                                                                                    ...............
        Change in net unrealized gain or loss
          Securities                                                                        6,867
          Other assets and liabilities
          denominated in foreign currencies                                                   (11)
                                                                                    ...............
          Change in net unrealized gain or loss                                             6,856
                                                                                    ...............
        Net realized and unrealized gain (loss)                                             6,555
                                                                                    ...............
        INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS                                                      $       6,938
                                                                                    ===============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------
Unaudited


-------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------
  In thousands
                                                                        6 Months             Year
                                                                           Ended            Ended
                                                                         4/30/97         10/31/96
        Increase (Decrease) in Net Assets
        Operations
          Net investment income                                     $        383     $        204
          Net realized gain (loss)                                          (301)           1,610
          Change in net unrealized gain or loss                            6,856           (1,186)
                                                                    ...............................
          Increase (decrease) in net assets from operations                6,938              628
                                                                    ...............................

        Distributions to shareholders
          Net investment income                                             (243)             (15)
          Net realized gain                                               (1,829)               -
                                                                    ...............................
          Decrease in net assets from distributions                       (2,072)             (15)
                                                                    ...............................

        Capital share transactions*
          Shares sold                                                     58,761           63,650
          Distributions reinvested                                         2,007               15
          Shares redeemed                                                (12,414)         (10,920)
          Redemption fees received                                           110              139
                                                                    ...............................
          Increase (decrease) in net assets from capital
          share transactions                                              48,464           52,884
                                                                    ...............................

        Net Assets
        Increase (decrease) during period                                 53,330           53,497
        Beginning of period                                               67,896           14,399
                                                                    ...............................
        End of period                                               $    121,226     $     67,896
                                                                    ===============================

        Share information
          Shares sold                                                      4,663            5,418
          Distributions reinvested                                           173                1
          Shares redeemed                                                 (1,008)            (932)
                                                                    ...............................
          Increase (decrease) in shares outstanding                        3,828            4,487

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 1997


------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 1995.

       Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

       Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which approximates fair value.

       For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

       Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

       Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

       Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

       Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

       Emerging Markets At April 30, 1997, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

       Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

       Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $57,281,000 and $17,967,000, respectively, for the six months ended April 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

       At April 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $114,926,000, and net unrealized gain aggregated $4,976,000, of which $12,821,000 related to appreciated investments and $7,845,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

       The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement.

       The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $105,000 was payable at April 30, 1997. The fee is computed daily and paid monthly, and

T. ROWE PRICE EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------


       consists of an individual fund fee equal to 0.75% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At April 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

       Under the terms of the investment management agreement, the manager is required to bear any expenses through October 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.75%. Thereafter, through October 31, 2000, the fund is required to reimburse the manager for these expenses, provided that the average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.75%. Pursuant to a prior agreement, $37,000 of fund expenses previously borne by the manager were reimbursed to the manager during the six months ended April 30, 1997, and $3,000 remains subject to reimbursement through October 31, 1998. Unaccrued management fees from previous years aggregating $210,000 are also subject to reimbursement through this date.

       In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund.
       T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum International Fund (Spectrum) invests. In accordance with the agreement among Spectrum, the underlying funds, Price Associates and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $174,000 for the six months ended
       April 30, 1997, of which $30,000 was payable at period-end.

       During the six months ended April 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $6,597,000 with certain affiliates of the manager and paid commissions of $33,000 related thereto.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    INVESTMENT SERVICES AND INFORMATION


        KNOWLEDGEABLE SERVICE REPRESENTATIVES

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person  Available in T. Rowe Price Investor Centers.


        ACCOUNT SERVICES

        Checking Available on most fixed income funds ($500 minimum).

        Automatic Investing From your bank account or paycheck.

        Automatic Withdrawal  Scheduled, automatic redemptions.

        Distribution Options Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services Including Tele*Access(R) and T. Rowe Price OnLine.


        DISCOUNT BROKERAGE*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


        INVESTMENT INFORMATION

        Combined Statement  Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

        *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
-------------------------------------------------------------------------------

STOCK FUNDS
 ..........................

Domestic

Balanced
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ..........................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

 ..........................

International/Global

Global Government Bond
Emerging Markets Bond
International Bond


MONEY MARKET FUNDS
 ..........................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS
 ..........................

Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ..........................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

 *Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE DISCOUNT BROKERAGE
--------------------------------------------------------------------------------


    DISCOUNT BROKERAGE
    A Division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC


             This low-cost service gives you the opportunity to easily consolidate all your investments with one company. Through T. Rowe Price Discount Brokerage, you can buy and sell individual securities--stocks, bonds, options, and others--at considerable commission savings over full-service brokers.* We also provide a wide range of services, including:


             Automated Telephone and Computer Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs save you an additional 10% on commissions.**

             Investor Information A variety of informative reports, such as our Brokerage Insights series, S&P Market Month newsletter, and select stock reports, can help you better evaluate economic trends and investment opportunities.

             Dividend Reinvestment Service Virtually all stocks held in customer accounts are eligible for this service, free of charge.



             *Based on a February 1997 telephone survey that compared our commission rates on stock transactions of various sizes with those of other full-service and discount brokerages. Commission rates will vary based on size and nature of trades. Services vary by firm. For additional information concerning our commission rates and services, call 1-800-638-5660.
            **Discount applies to our current commission schedule; subject to our $35 minimum commission.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Emerging Markets Stock Fund.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.